Shareholder Fees	Feb. 01, 2026 USD ($)
VanEck Alternative Asset Manager ETF | VanEck Alternative Asset Manager ETF Class
Prospectus [Line Items]
Shareholder Fee, Other	$ 0
VanEck Biotech ETF | VanEck Biotech ETF Share Class
Prospectus [Line Items]
Shareholder Fee, Other	0
VanEck Digital Transformation ETF | VanEck Digital Transformation ETF Class
Prospectus [Line Items]
Shareholder Fee, Other	0
VanEck Energy Income ETF | VanEck Energy Income ETF Class
Prospectus [Line Items]
Shareholder Fee, Other	0
VanEck Environmental Services ETF | VanEck Environmental Services ETF Class
Prospectus [Line Items]
Shareholder Fee, Other	0
VanEck Fabless Semiconductor ETF | VanEck Fabless Semiconductor ETF Class
Prospectus [Line Items]
Shareholder Fee, Other	0
VanEck Gaming ETF | VanEck Gaming ETF Class
Prospectus [Line Items]
Shareholder Fee, Other	0
VanEck Pharmaceutical ETF | VanEck Pharmaceutical ETF Class
Prospectus [Line Items]
Shareholder Fee, Other	0
VanEck Retail ETF | VanEck Retail ETF Class
Prospectus [Line Items]
Shareholder Fee, Other	0
VanEck Robotics ETF | VanEck Robotics ETF Class
Prospectus [Line Items]
Shareholder Fee, Other	0
VanEck Semiconductor ETF | VanEck Semiconductor ETF Class
Prospectus [Line Items]
Shareholder Fee, Other	0
VanEck Video Gaming and eSports ETF | VanEck Video Gaming and eSports ETF Class
Prospectus [Line Items]
Shareholder Fee, Other	0
VanEck Durable High Dividend ETF | VanEck Durable High Dividend ETF Class
Prospectus [Line Items]
Shareholder Fee, Other	0
VanEck Long/Flat Trend ETF | VanEck Long/Flat Trend ETF Class
Prospectus [Line Items]
Shareholder Fee, Other	0
VanEck Morningstar Global Wide Moat ETF | VanEck Morningstar Global Wide Moat ETF Class
Prospectus [Line Items]
Shareholder Fee, Other	0
VanEck Morningstar International Moat ETF | VanEck Morningstar International Moat ETF Class
Prospectus [Line Items]
Shareholder Fee, Other	0
VanEck Morningstar SMID Moat ETF | VanEck Morningstar SMID Moat ETF Class
Prospectus [Line Items]
Shareholder Fee, Other	0
VanEck Morningstar Wide Moat ETF | VanEck Morningstar Wide Moat ETF Class
Prospectus [Line Items]
Shareholder Fee, Other	0
VanEck Morningstar Wide Moat Value ETF | VanEck Morningstar Wide Moat Value ETF Class
Prospectus [Line Items]
Shareholder Fee, Other	0
VanEck Social Sentiment ETF | VanEck Social Sentiment ETF Class
Prospectus [Line Items]
Shareholder Fee, Other	0
VanEck Real Assets ETF | VanEck Real Assets ETF Class
Prospectus [Line Items]
Shareholder Fee, Other	0
VanEck Commodity Strategy ETF | VanEck Commodity Strategy ETF Class
Prospectus [Line Items]
Shareholder Fee, Other	0
VanEck Technology TruSector ETF | VanEck Technology TruSector ETF Class
Prospectus [Line Items]
Shareholder Fee, Other	0
VanEck Consumer Discretionary TruSector ETF | VanEck Consumer Discretionary TruSector ETF Class
Prospectus [Line Items]
Shareholder Fee, Other	0
VanEck Communication Services TruSector ETF | VanEck Communication Services TruSector ETF Class
Prospectus [Line Items]
Shareholder Fee, Other	$ 0